Concession Financial and Sector Assets and Liabilities - Summary of Financial Assets and Financial Liabilities With the Tariff Adjustments (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financial Assets and Financial Liabilities [line items]
Assets	R$ 16,279	R$ 16,866
Current assets	1,071	848
Non-current assets	4,927	6,605
Liabilities	(18,120)	(19,556)
Current liabilities		415
Financial assets (liabilities), net	1,080	(46)	R$ (407)	R$ 1,350
CVA account for compensation of changes in portion A costs [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Assets	3,729	2,713
Current assets	2,689	1,761
Non-current assets	1,040	952
Liabilities	(2,649)	(2,759)
Current liabilities	(2,042)	(2,018)
Non-current liabilities	(607)	(741)
Total current, net	647	(257)
Total non-current,net	433	211
Financial assets (liabilities), net	1,080	(46)
CVA account for compensation of changes in portion A costs [member] | Quota for the Energy Development Account [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	221	(244)
CVA account for compensation of changes in portion A costs [member] | Tariff for Use of Transmission Facilities of Grid Participants [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	18	33
CVA account for compensation of changes in portion A costs [member] | Tariff for Transport of Electricity Provided by Itaiputs [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	18	4
CVA account for compensation of changes in portion A costs [member] | Program to Encourage Alternative Sources of Electricity Proinfa [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	8	(4)
CVA account for compensation of changes in portion A costs [member] | System Service Charges and Reserve Energy Charge [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	(533)	(627)
CVA account for compensation of changes in portion A costs [member] | Energy purchased for resale [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	2,069	1,236
CVA account for compensation of changes in portion A costs [member] | Over contracting of Supply [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	(217)	(203)
CVA account for compensation of changes in portion A costs [member] | Neutrality of Portion A [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	38	43
CVA account for compensation of changes in portion A costs [member] | Other Financial Items [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	(448)	(112)
CVA account for compensation of changes in portion A costs [member] | Customer charges the Flag Tariff system [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	(11)	(134)
CVA account for compensation of changes in portion A costs [member] | Excess demand and reactive power [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	(83)	(38)
CVA account for compensation of changes in portion A costs [member] | Amounts ratified by Aneel in the last tariff adjustment [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Assets	1,184	382
Current assets	1,184	382
Liabilities	(1,140)	(797)
Current liabilities	(1,140)	(797)
Total current, net	44	(415)
Financial assets (liabilities), net	44	(415)
CVA account for compensation of changes in portion A costs [member] | Amounts ratified by Aneel in the last tariff adjustment [member] | Quota for the Energy Development Account [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	1	(154)
CVA account for compensation of changes in portion A costs [member] | Amounts ratified by Aneel in the last tariff adjustment [member] | Tariff for Use of Transmission Facilities of Grid Participants [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	24	9
CVA account for compensation of changes in portion A costs [member] | Amounts ratified by Aneel in the last tariff adjustment [member] | Tariff for Transport of Electricity Provided by Itaiputs [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	2	2
CVA account for compensation of changes in portion A costs [member] | Amounts ratified by Aneel in the last tariff adjustment [member] | Program to Encourage Alternative Sources of Electricity Proinfa [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	3	(5)
CVA account for compensation of changes in portion A costs [member] | Amounts ratified by Aneel in the last tariff adjustment [member] | System Service Charges and Reserve Energy Charge [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	(246)	(40)
CVA account for compensation of changes in portion A costs [member] | Amounts ratified by Aneel in the last tariff adjustment [member] | Energy purchased for resale [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	667	(91)
CVA account for compensation of changes in portion A costs [member] | Amounts ratified by Aneel in the last tariff adjustment [member] | Over contracting of Supply [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	(204)	8
CVA account for compensation of changes in portion A costs [member] | Amounts ratified by Aneel in the last tariff adjustment [member] | Neutrality of Portion A [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	53	(30)
CVA account for compensation of changes in portion A costs [member] | Amounts ratified by Aneel in the last tariff adjustment [member] | Other Financial Items [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	(236)	(112)
CVA account for compensation of changes in portion A costs [member] | Amounts ratified by Aneel in the last tariff adjustment [member] | Excess demand and reactive power [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	(21)	(2)
CVA account for compensation of changes in portion A costs [member] | Amounts ratified by Aneel in the next tariff adjustment [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Assets	2,545	2,331
Current assets	1,505	1,379
Non-current assets	1,040	952
Liabilities	(1,509)	(1,962)
Current liabilities	(902)	(1,221)
Non-current liabilities	(607)	(741)
Total current, net	603	158
Total non-current,net	433	211
Financial assets (liabilities), net	1,036	369
CVA account for compensation of changes in portion A costs [member] | Amounts ratified by Aneel in the next tariff adjustment [member] | Quota for the Energy Development Account [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	220	(90)
CVA account for compensation of changes in portion A costs [member] | Amounts ratified by Aneel in the next tariff adjustment [member] | Tariff for Use of Transmission Facilities of Grid Participants [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	(6)	24
CVA account for compensation of changes in portion A costs [member] | Amounts ratified by Aneel in the next tariff adjustment [member] | Tariff for Transport of Electricity Provided by Itaiputs [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	16	2
CVA account for compensation of changes in portion A costs [member] | Amounts ratified by Aneel in the next tariff adjustment [member] | Program to Encourage Alternative Sources of Electricity Proinfa [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	5	1
CVA account for compensation of changes in portion A costs [member] | Amounts ratified by Aneel in the next tariff adjustment [member] | System Service Charges and Reserve Energy Charge [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	(287)	(587)
CVA account for compensation of changes in portion A costs [member] | Amounts ratified by Aneel in the next tariff adjustment [member] | Energy purchased for resale [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	1,402	1,327
CVA account for compensation of changes in portion A costs [member] | Amounts ratified by Aneel in the next tariff adjustment [member] | Over contracting of Supply [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	(13)	(211)
CVA account for compensation of changes in portion A costs [member] | Amounts ratified by Aneel in the next tariff adjustment [member] | Neutrality of Portion A [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	(15)	73
CVA account for compensation of changes in portion A costs [member] | Amounts ratified by Aneel in the next tariff adjustment [member] | Other Financial Items [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	(212)
CVA account for compensation of changes in portion A costs [member] | Amounts ratified by Aneel in the next tariff adjustment [member] | Customer charges the Flag Tariff system [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	(11)	(134)
CVA account for compensation of changes in portion A costs [member] | Amounts ratified by Aneel in the next tariff adjustment [member] | Excess demand and reactive power [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	R$ (62)	R$ (36)